Note 10 - Common Stock and Additional Paid-In Capital	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
10.   Common Stock and Additional Paid-In Capital

Reverse Stock Split: On April 21, 2014, the Company effected a 1-for-7 reverse stock split of its common stock. There was no change in the number of authorized common shares of the Company. All share and per share amounts in these financial statements have been retroactively adjusted to reflect this stock split. As a result of the reverse stock split, the number of outstanding shares as of April 21, 2014 was decreased to 8,310,004 while the par value of the Company’s common shares remained unchanged at $0.01 per share.

Issuance of common stock for the purchase of newbuilding vessels: On March 19, 2014, pursuant to four separate share purchase agreements the Company entered into with affiliates of the Company’s CEO, along with unaffiliated third parties, the Company acquired the five vessel-owning companies which are party to the shipbuilding contracts for Hull Nos. S407, S418, S419, S414 and S417, in exchange for a total consideration of $43,332 paid in the form of $2,500 in cash and 5,833,214 newly-issued common shares (see Note 4).

As a result of the change in number of common shares assumed to be outstanding through April 21, 2014 earnings per common share for the three months ended March 31, 2013 and 2014 are adjusted as follows:

	Three months ended March 31
	2013	2014
Earnings per share, basic and diluted before reverse stock split	$0.16	$0.00
Reverse stock split impact	$0.96	$0.02
Earnings per share, basic and diluted after reverse stock split	$1.12	$0.02

12.       Common Stock and Additional Paid-In Capital:

Reverse Stock Split: On June 24, 2011, the Company effected a 1-for-10 reverse stock split of its common stock. There was no change in the number of authorized common shares of the Company. The par value of the Company's common shares remained unchanged at $0.01 per share. On April 21, 2014, the Company effected another reverse stock split of its common stock and applied a ratio of 1-for-7 shares. There was no change in the number of authorized common shares of the Company. All share and per share amounts in these financial statements have been retroactively adjusted to reflect this stock split (see Note 21).